SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 11.  SUBSEQUENT EVENTS

The Partnership has evaluated subsequent events for potential recognition and/or disclosure.  Subsequent to December 31, 2011, there were contributions and redemptions totaling approximately $7,288,000 and $18,793,000 respectively.